STATEMENT OF COMPLIANCE AND ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Statement Of Compliance And Accounting Policies
Consolidation principles

The financial statements of the Company include the accounts of DMC, its subsidiaries, its joint operations and its investments in associates.

Subsidiaries

Subsidiaries are all entities (including structured entities) over which the DMC group of entities has control. The group controls an entity where the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group and are deconsolidated from the date that control ceases. Intercompany transactions, balances and unrealized gains and losses from intercompany transactions are eliminated.

Joint Operations

Joint operations are contractual arrangements which involve joint control between the parties. In the mining industry, these arrangements govern the formation, ownership and ongoing operation and management of various mineral property interests contributed to the joint operation. A joint operation may or may not be structured through a separate financial vehicle. The consolidated financial statements of the Company include its share of the assets in such joint operations, together with its share of the liabilities, revenues and expenses arising jointly or otherwise from those operations. All such amounts are measured in accordance with the terms of each arrangement.

Investments in associates

An associate is an entity over which the Company has significant influence and is neither a subsidiary, nor an interest in a joint operation. Significant influence is the ability to participate in the financial and operating policy decisions of the entity without having control or joint control over those policies.

Associates are accounted for using the equity method. Under this method, the investment in associates is initially recorded at cost and adjusted thereafter to record the Company’s share of post-acquisition earnings or loss of the associate as if the associate had been consolidated. The carrying value of the investment is also increased or decreased to reflect the Company’s share of capital transactions, including amounts recognized in other comprehensive income, and for accounting changes that relate to periods subsequent to the date of acquisition. Dilution gains or losses arising from changes in the interest in investments in associates are recognized in the statement of income or loss.

The Company assesses at each period-end whether there is any objective evidence that an investment in an associate is impaired. If impaired, the carrying value of the Company's share of the underlying assets of the associate is written down to its estimated recoverable amount, being the higher of fair value less costs of disposal or value in use, and charged to the statement of income or loss.

Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each entity in the DMC group are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). Primary and secondary indicators are used to determine the functional currency. Primary indicators include the currency that mainly influences sales prices, labour, material and other costs. Secondary indicators include the currency in which funds from financing activities are generated and in which receipts from operating activities are usually retained. Typically, the local currency has been determined to be the functional currency of Denison’s entities.

The financial statements of entities that have a functional currency different from the presentation currency of DMC (“foreign operations”) are translated into Canadian dollars as follows: assets and liabilities-at the closing rate at the date of the statement of financial position, and income and expenses-at the average rate of the period (as this is considered a reasonable approximation to actual rates). All resulting changes are recognized in other comprehensive income or loss as cumulative foreign currency translation adjustments.

When the Company disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income or loss related to the foreign operation are recognized in the statement of income or loss as translational foreign exchange gains or losses.

Transactions and balances

Foreign currency transactions are translated into an entity’s functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in currencies other than an operation’s functional currency are recognized in the statement of income or loss as transactional foreign exchange gains or losses.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held with banks, and other short-term highly liquid investments with original maturities of three months or less which are subject to an insignificant risk of changes in value.

Financial instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of a financial instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial liabilities are derecognized when the obligations specified in the contract are discharged, cancelled or expire.

At initial recognition, the Company classifies its financial instruments in the following categories:

Financial assets and liabilities at fair value through profit or loss (“FVTPL”)

A financial asset is classified in this category if it is a derivative instrument, an equity instrument for which the Company has not made the irrevocable election to classify as fair value through other comprehensive income (“FVTOCI”), or a debt instrument that is not held within a business model whose objective includes holding the financial assets in order to collect contractual cash flows that are solely payments of principal and interest. Derivative financial liabilities and contingent consideration liabilities related to business combinations are also classified in this category. Financial instruments in this category are recognized initially and subsequently at fair value. Transaction costs are expensed in the statement of income or loss. Gains and losses arising from changes in fair value are presented in the statement of income or loss – within other income (expense) - in the period in which they arise.

Financial assets at amortized cost

A financial asset is classified in this category if it is a debt instrument and / or other similar asset that is held within a business model whose objective is to hold the asset in order to collect the contractual cash flows (i.e. principal and interest). Financial assets in this category are initially recognized at fair value plus transaction costs and subsequently measured at amortized cost using the effective interest method less a provision for impairment. Interest income is recorded in the statement of income or loss through finance income.

Financial liabilities at amortized cost

All financial liabilities that are not recorded as FVTPL are classified in this category and are initially recognized less a discount (when material) to reduce the financial liabilities to fair value and less any directly attributable transaction costs. Subsequently, financial liabilities are measured at amortized cost using the effective interest method. Interest expense is recorded in the statement of income or loss through finance expense.

Refer to the “Fair Value of Financial Instruments” section of note 23 for the Company’s classification of its financial assets and liabilities within the fair value hierarchy.

Impairment of financial assets

At each reporting date, the Company assesses the expected credit losses associated with its financial assets that are not carried at FVTPL. Expected credit losses are calculated based on the difference between the contractual cash flows and the cash flows that the Company expects to receive, discounted, where applicable, based on the asset’s original effective interest rate.

For “Trade and other receivables”, the Company calculates expected credit losses based on historical credit loss experience, adjusted for forward-looking factors specific to debtors and the economic environment. In recording an impairment loss, the carrying amount of the asset is reduced by this computed amount either directly or indirectly through the use of an allowance account.

Inventories

Expenditures, including depreciation, depletion and amortization of production assets, incurred in the mining and processing activities that will result in future concentrate production are deferred and accumulated as ore in stockpiles, in-process inventories and concentrate inventories. These amounts are carried at the lower of weighted average cost or net realizable value (“NRV”). NRV is calculated as the estimated future concentrate price (net of selling costs) less the estimated costs to complete production into a saleable form.

Stockpiles are comprised of coarse ore that has been extracted from the mine and is available for further processing. Mining production costs are added to the stockpile as incurred and removed from the stockpile based upon the weighted average cost per tonne of ore produced from mines considered to be in commercial production. The current portion of ore in stockpiles represents the amount expected to be processed in the next twelve months.

In-process and concentrate inventories include the cost of the ore removed from the stockpile, a pro-rata share of the amortization of the associated mineral property, as well as production costs incurred to process the ore into a saleable product. Processing costs typically include labor, chemical reagents and directly attributable mill overhead expenditures. Items are valued at weighted average cost.

Materials and other supplies held for use in the production of inventories are carried at weighted average cost and are not written down below that cost if the finished products in which they will be incorporated are expected to be sold at or above cost. However, when a decline in the price of concentrates indicates that the cost of the finished products exceeds NRV, the materials are written down to NRV. In such circumstances, the replacement cost of the materials may be the best available measure of their net realizable value.

Property, plant and equipment

Plant and equipment

Plant and equipment are recorded at acquisition or production cost and carried net of depreciation and impairments. Cost includes expenditures incurred by the Company that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. The carrying amount of a replaced asset is derecognized when replaced. Repairs and maintenance costs are charged to the statement of income and loss during the period in which they are incurred.

Depreciation is calculated on a straight line or unit of production basis as appropriate. Where a straight line methodology is used, the assets are depreciated to their estimated residual value over an estimated useful life which ranges from three to twenty years depending upon the asset type. Where a unit of production methodology is used, the assets are depreciated to their estimated residual value over the useful life defined by management’s best estimate of recoverable reserves and resources in the current estimated mine plan. When assets are retired or sold, the resulting gains or losses are reflected in the statement of income or loss as a component of other income or expense. The Company allocates the amount initially recognized in respect of an item of plant and equipment to its significant parts and depreciates separately each such part over its useful life. Residual values, methods of depreciation and useful lives of the assets are reviewed at least annually and adjusted if appropriate.

Where straight-line depreciation is utilized, the range of useful lives for various asset classes is generally as follows:

Buildings	15 - 20 years;
Production machinery and equipment	5 - 7 years;
Other	3 – 5 years.

Mineral property acquisition, exploration, evaluation and development costs

Costs relating to mineral and / or exploration rights acquired through a business combination or asset acquisition are capitalized and reported as part of “Property, plant and equipment”.

Exploration expenditures are expensed as incurred.

Evaluation expenditures are expensed as incurred, until an area of interest is considered by management to be sufficiently advanced. Once this determination is made, the area of interest is classified as an “Advanced Evaluation Stage” mineral property, a component of the Company’s mineral properties, and all further non-exploration expenditures for the current and subsequent periods are capitalized. These expenses can include further evaluation expenditures such as mining method selection and optimization, metallurgical sampling test work and costs to further delineate the ore body to a higher confidence level.

Once commercial viability and technical feasibility has been established for a property, the property is classified as a “Development Stage” mineral property, an impairment test is performed on transition, and all further development costs are capitalized to the asset. Further development costs include costs related to constructing a mine, such as shaft sinking and access, lateral development, drift development, engineering studies and environmental permitting, infrastructure development and the costs of maintaining the site until commercial production.

Such capital costs represent the net expenditures incurred and capitalized as at the balance sheet date and do not necessarily reflect present or future values.

Once a development stage mineral property goes into commercial production, the property is classified as “Producing” and the accumulated costs are amortized over the estimated recoverable reserves and resources in the current mine plan using a unit of production basis. Commercial production occurs when a property is substantially complete and ready for its intended use.

Proceeds received from the sale of an interest in a property are credited against the carrying value of the property, with any difference recorded in the statement of income or loss as a gain or loss on sale within other income and expense.

Lease assets (and lease obligations)

At the inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

●	the contract involves the use of an identified asset – this may be specified explicitly or implicitly and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;

●	the Company has the right to obtain substantially all of the economic benefits from the use of the asset throughout the period of use; and

●	the Company has the right to direct the use of the asset. The Company has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decision about how and for what purpose the asset is used is predetermined, the Company has the right to direct the use of the asset if either (a) the Company has the right to operate the asset; or (b) the Company designed the asset in a way that predetermines how and for what purpose it will be used.

If the contract contains a lease, the Company accounts for the lease and non-lease components separately. For the lease component, a right-of-use asset and a corresponding lease liability are set-up at the date at which the leased asset is available for use by the Company. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

The lease payments associated with the lease liability are discounted using either the interest rate implicit in the lease, if available, or the Company’s incremental borrowing rate. Each lease payment is allocated between the liability and the finance cost (i.e. accretion) so as to produce a constant rate of interest on the remaining lease liability balance.

Impairment of non-financial assets

Property, plant and equipment assets are assessed at the end of each reporting period to determine if there is any indication that the asset may be impaired. If any such indication exists, an estimate of the recoverable amount of the asset is made. For the purpose of measuring recoverable amounts, assets are grouped at the lowest level, or cash generating unit (“CGU”), for which there are separately identifiable cash inflows. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use (being the present value of the expected future cash flows of the relevant asset or CGU, as determined by management). An impairment loss is recognized for the amount by which the CGU’s carrying amount exceeds its recoverable amount.

Mineral property assets are tested for impairment using the impairment indicators under IFRS 6 “Exploration for and Evaluation of Mineral Resources” up until the commercial and technical feasibility for the property is established. From that point onwards, mineral property assets are tested for impairment using the impairment indicators of IAS 36 “Impairment of Assets”.

Employee benefits

Post-employment benefit obligations

The Company assumed the obligation of a predecessor company to provide life insurance, supplemental health care and dental benefits, excluding pensions, to its former Canadian employees who retired from active service prior to 1997. The estimated cost of providing these benefits is actuarially determined using the projected benefits method and is recorded on the balance sheet at its estimated present value. The interest cost on this unfunded liability is being accreted over the remaining lives of this retiree group. Experience gains and losses are being deferred as a component of accumulated other comprehensive income or loss and are adjusted, as required, on the obligations re-measurement date.

Stock-based compensation

The Company uses a fair value-based method of accounting for stock options to employees and to non-employees. The fair value is determined using the Black-Scholes option pricing model on the date of the grant. The cost is recognized on a graded method basis, adjusted for expected forfeitures, over the applicable vesting period as an increase in stock-based compensation expense and the contributed surplus account. When such stock options are exercised, the proceeds received by the Company, together with the respective amount from contributed surplus, are credited to share capital.

The Company also has a share unit plan pursuant to which it may grant share units to employees – the share units are equity-settled awards. The Company determines the fair value of the awards on the date of grant. The cost is recognized on a graded method basis, adjusted for expected forfeitures, over the applicable vesting period, as an increase in share-based compensation expense and the contributed surplus account. When such share units are settled for common shares, the applicable amounts of contributed surplus are credited to share capital.

Termination benefits

The Company recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal, or providing benefits as a result of an offer made to encourage voluntary termination. Benefits falling due more than twelve months after the end of the reporting period are discounted to their present value.

Reclamation provisions

Reclamation provisions, which are legal and constructive obligations related to the retirement of tangible long-lived assets, are recognized when such obligations are incurred and a reasonable estimate of the value can be determined. These obligations are measured initially at the present value of expected cash flows using a pre-tax discount rate reflecting risks specific to the liability and the resulting costs are capitalized and added to the carrying value of the related assets. In subsequent periods, the liability is adjusted for the accretion of the discount and the expense is recorded in the statement of income or loss. Changes in the amount or timing of the underlying future cash flows or changes in the discount rate are immediately recognized as an increase or decrease in the carrying amounts of the related asset, if one exists, and liability. These costs are amortized to the results of operations over the life of the asset. Reductions in the amount of the liability are first applied against the amount of the net reclamation asset with any excess value being recorded in the statement of income or loss.

The Company’s activities are subject to numerous governmental laws and regulations. Estimates of future reclamation liabilities for asset decommissioning and site restoration are recognized in the period when such liabilities are incurred. These estimates are updated on a periodic basis and are subject to changing laws, regulatory requirements, changing technology and other factors which will be recognized when appropriate. Liabilities related to site restoration include long-term treatment and monitoring costs and incorporate total expected costs net of recoveries. Expenditures incurred to dismantle facilities, restore and monitor closed resource properties are charged against the related reclamation liability.

Provisions

Provisions for restructuring costs and legal claims, where applicable, are recognized in liabilities when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period, and are discounted to present value where the impact of the discount is material. The Company performs evaluations to identify onerous contracts and, where applicable, records provisions for such contracts.

Current and deferred income tax

Current income tax payable is based on taxable income for the period. Taxable income differs from income as reported in the statement of income or loss because it excludes items of income or expense that are taxable or deductible in other periods and it further excludes items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred income taxes are accounted for using the balance sheet liability method. Deferred income tax assets and liabilities are computed based on temporary differences between the financial statement carrying values of the existing assets and liabilities and their respective income tax bases used in the computation of taxable income. Computed deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting income. Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries and investments, and interests in joint ventures, except where the Company is able to control the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset realized, based on tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date. Deferred tax is charged or credited to the statement of income or loss (or comprehensive income or loss in some specific cases), except when it relates to items charged or credited directly to equity, in which case the deferred tax is also recorded within equity.

Income tax assets and liabilities are offset when there is a legally enforceable right to offset the assets and liabilities and when they relate to income taxes levied by the same tax authority on either the same taxable entity or different taxable entities where there is an intention to settle the balance on a net basis.

Flow-through common shares

The Company’s Canadian exploration activities have been financed in part through the issuance of flow-through common shares, whereby the Canadian income tax deductions relating to these expenditures are claimable by the subscribers and not by the Company. The proceeds from issuing flow-through shares are allocated between the offering of shares and the sale of tax benefits. The allocation is based on the difference (“premium”) between the quoted price of the Company’s existing shares and the amount the investor pays for the actual flow-through shares. A liability is recognized for the premium when the shares are issued, and is extinguished when the tax effect of the temporary differences, resulting from the renunciation of the tax deduction to the flow-through shareholders, is recorded - with the difference between the liability and the value of the tax assets renounced being recorded as a deferred tax expense. The tax effect of the renunciation is recorded at the time the Company makes the renunciation to its subscribers – which may differ from the effective date of renunciation. If the flow-through shares are not issued at a premium, a liability is not established, and on renunciation the full value of the tax assets renounced is recorded as a deferred tax expense.

Revenue recognition

Revenue from pre-sold toll milling services

Revenue from the pre-sale of toll milling arrangement cash flows is recognized as the toll milling services are provided. At contract inception, the Company estimates the expected transaction price of the toll milling services being sold based on available information and calculates an average per unit transaction price that applies over the life of the contract. This unit price is used to draw-down the deferred revenue balance as the toll milling services occur. When changes occur to the expected timing, or volume of toll milling services, the per unit transaction price is adjusted to reflect the change (such review to be done annually, at a minimum), and a cumulative catch up adjustment is made to reflect the updated rate. The amount of the upfront payment received from the toll milling pre-sale arrangements includes a significant financing component due to the longer term nature of such agreements. As such, the Company also recognizes accretion expense on the deferred revenue balance which is recorded in the statement of income or loss through “Finance expense, net”.

Revenue from environmental services (i.e. Closed Mines Group)

Environmental service contracts represent a series of distinct performance obligations that are substantially the same and have the same pattern of transfer of control to the customer. The transaction price is estimated at contract inception and is recognized over the life of the contract as control is transferred to the customer. Variable consideration, where applicable, is estimated at contract inception using either the expected value method or the most likely amount method. If it is highly probable that a subsequent reversal of revenue will not occur when the uncertainty has been resolved, the Company will recognize as revenue the estimated transaction price, including the estimate of the variable portion, upon transfer of control to the customer, otherwise the variable portion of the transaction price will be constrained, and will not be recognized as revenue until the uncertainty has been resolved.

Revenue from management services (i.e. UPC)

The management services arrangement with UPC represents a series of distinct performance obligations that are substantially the same and have the same pattern of transfer of control to the customer. The transaction price for the contract is estimated at contract inception and is recognized over the life of the contract as control is transferred to the customer as the services are provided. The variable consideration related to the net asset value (“NAV”) based management fee was estimated at contract inception using the expected value method. It was determined that it is highly probable that a subsequent reversal of revenue would occur if the variable consideration was included in the transaction price, and as such, the variable portion of the transaction price will be measured and recognized when the uncertainty has been resolved (i.e. when the actual NAV has been calculated).

Commission revenue earned on acquisition or sale of U3O8 and UF6 on behalf of UPC (or other parties where Denison acts as an agent) is recognized when control of the related U3O8 or UF6 passes to the customer, which is the date when title of the U3O8 and UF6 passes to the customer.

Revenue from spot sales of uranium

In a uranium supply arrangement, the Company is contractually obligated to provide uranium concentrates to the customer. Each delivery is considered a separate performance obligation under the contract – revenue is measured based on the transaction price specified in the contract and the Company recognizes revenue when control to the uranium has been transferred to the customer.

Uranium can be delivered either to the customer directly (physical deliveries) or notionally under title within a uranium storage facility (notional deliveries). For physical deliveries to customers, the terms in the supply arrangement specify the location of delivery and revenue is recognized when control transfers to the customer which is generally when the uranium has been delivered and accepted by the customer at that location. For notional deliveries at a uranium storage facility, revenue is recognized on the date that the Company specifies the storage facility to transfer title of a contractually specified quantity of uranium to a customer’s account at the storage facility.

Earnings (loss) per share

Basic earnings (loss) per share (“EPS”) is calculated by dividing the net income or loss for the period attributable to equity owners of DMC by the weighted average number of common shares outstanding during the period.

Diluted EPS is calculated by adjusting the weighted average number of common shares outstanding for dilutive instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method.